Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Aspire Biopharma Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Aspire Biopharma Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Aspire Biopharma Inc [Member]	Total	Aspire Biopharma Inc [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Aspire Biopharma Inc [Member]
Balance - December 31, 2023 at Dec. 31, 2022		$ 719				$ (9,938,620)		$ (9,937,901)
Balance, shares at Dec. 31, 2022		7,187,500
Conversion of Class B shares to Class A	$ 719	$ (719)
Conversion of Class B shares to Class A, shares	7,187,500	(7,187,500)
Reduction of U/W Fee Payable				10,812,500				10,812,500
Contribution - shareholder non-redemption agreement				118,298				118,298
Shareholder non-redemption agreements				(118,298)				(118,298)
Face value of convertible note in excess of fair value				152,430				152,430
Remeasurement for Class A shares to redemption value						(5,813,213)		(5,813,213)
Net (loss) gain for the period						4,464,079		4,464,079	$ (359,070)
Balance -December 31, 2024 at Dec. 31, 2023	$ 719		$ 22,000	10,964,930	$ 957,500	(11,287,754)	$ (1,467,361)	(322,105)	(487,861)
Balance, shares at Dec. 31, 2023	7,187,500		440,000,000
Contribution - shareholder non-redemption agreement				784,302				784,302
Shareholder non-redemption agreements				(784,302)				(784,302)
Face value of convertible note in excess of fair value				315,464				315,464
Remeasurement for Class A shares to redemption value						(548,676)		(548,676)
Net (loss) gain for the period						(12,537,472)	(1,309,872)	(12,537,472)	(1,309,872)
Fair value of subscription loan - conversion option				(2,477,416)				(2,477,416)
Issuance of common stock for cash
Issuance of common stock for cash, shares
Issuance of preferred stock for cash					257,613				257,645	$ 32
Issuance of preferred stock for cash, shares										322,059
Balance -December 31, 2024 at Dec. 31, 2024	$ 719		$ 22,000	$ 8,802,978	$ 1,215,113	$ (24,373,902)	$ (2,777,233)	$ (15,570,205)	$ (1,540,088)	$ 32
Balance, shares at Dec. 31, 2024	7,187,500		440,000,000							322,059